Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
15. Related Party Transactions

Note 11. Related Party Transactions

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the three months ended March 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 3).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a Unit private placement that equates to approximately $0.35 per common share, the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of March 31, 2013 and December 31, 2012, the balance of the account receivable, net of allowance, was $270,478, based on continuing private placement sales equating to approximately $0.35 per share, and is shown as accounts receivable, secured - related party, net (See Note 3).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are due in February 2014, they have been included in current liabilities as of March 31, 2012 and long-term liabilities as of December 31, 2012 (See Notes 6 and 7).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 7).

Note 15. Related Party Transactions

On September 21, 2011, the Company loaned $238,210 to its CEO in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) owned personally by the CEO. The note along with accrued interest was due and payable on June 21, 2012. For the year ended December 31, 2011, interest income of $1,867 was recognized. On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 4).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in other current assets. As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term. During the year ended December 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 4).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of December 31, 2012 and 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured - related party, net (See Notes 4 and 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of December 31, 2012 (See Notes 8 and 9).

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum. The notes were due in October 2009 and became demand notes at that time. During the year ended December 31, 2011, interest expense of $2,393 was recognized on the notes. During the year ended December 31, 2011, the remaining principal balance of $25,000 due on the notes payable was repaid and no further amount is due (See Note 9).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave a $22,000 note receivable from the Company in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 9, 12 and 16).

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum. The notes were convertible beginning after the closing of the EGC Merger (See Note 1). As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record. In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered. In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 12).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 9).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014 (See Note 9).

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President. The amount of unauthorized borrowings during the year ended December 31, 2011 was $14,876, which has been expensed as loss due to unauthorized borrowing, a non-operating item (See Note 10).

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month. On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense. No additional amounts are due under the consulting agreement (See Note 10).

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties). The Series A shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA. During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Note 11).